Income Taxes - Balance Sheet Location (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosures [Line Items]
Current deferred taxes	$ (87,931)	$ (101,934)	$ (83,086)
Non-current deferred taxes	1,202,949	1,153,755	1,127,611
Total		1,051,822	1,044,525
PUGET SOUND ENERGY, INC.
Income Tax Disclosures [Line Items]
Current deferred taxes		(112,204)	(80,215)
Non-current deferred taxes		1,115,639	1,034,517
Total		$ 1,003,435	$ 954,302